Condensed Financial Information of the Company - Schedule of Statements of Financial Position (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
NON-CURRENT ASSETS
Investments in subsidiaries	¥ 380,339	$ 52,106	¥ 305,916
Other non-current Asset	30,529	4,182
Total non-current assets	410,868	56,288	305,916
CURRENT ASSETS
Prepayments, other receivables and other assets	3,986,172	546,103	3,612,208
Cash and bank balances	470,170	64,413	272,240
Total current assets	4,456,342	610,516	3,884,448
CURRENT LIABILITIES
Other payables and accruals	24,187	3,314	3,674
Total current liabilities	24,187	3,314	3,674
NET CURRENT ASSETS	4,432,155	607,202	3,880,774
TOTAL ASSETS LESS CURRENT LIABILITIES	4,843,023	663,491	4,186,690
Net assets	4,843,023	663,491	4,186,690
EQUITY
Share capital	214	29	197
Treasury shares	(8)	(1)	(21,351)
Capital and reserves	5,652,916	774,446	5,072,015
Exchange fluctuation reserve	108,598	14,878	40,883
Accumulated losses	(918,697)	(125,861)	(905,054)
Total equity	¥ 4,843,023	$ 663,491	¥ 4,186,690